SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Total	$ 78,559	$ 39,064
Aircraft Sales [Member]
Product Information [Line Items]
Total	77,100	38,150
Aircraft Management Revenue [Member]
Product Information [Line Items]
Total	$ 1,459	$ 914